RoyCap convertible debenture (Details) $ / shares in Units, $ in Thousands, $ in Millions			1 Months Ended			12 Months Ended
	Nov. 12, 2021 USD ($)	Nov. 12, 2021 CAD ($) $ / shares	Oct. 20, 2022 USD ($)	Oct. 20, 2022 CAD ($) $ / shares	Apr. 28, 2021 CAD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares
RoyCap convertible debenture (Details) [Line Items]
Maturity date					Apr. 28, 2024
Interest rate			8.00%	8.00%
Payment redemption premium						The RoyCap Convertible Debenture is redeemable at the Company’s option to prepay the principal amount subject to payment of a redemption premium of 30% during the first year, 20% during the second year, and 10% during the third year prior to maturity (the “Redemption Option”), is retractable at RoyCap’s option at a cumulative $0.3 million CAD per month starting in the second month from inception where the Company may settle the retraction amount through either cash or issuance of the Company’s common shares determined by dividing 95% of the 20 day volume weighted average price of the Company’s common shares (the “Retraction Option”), and convertible at RoyCap’s option into the Company’s common shares at a conversion price of $3.35 CAD (the “Conversion Option”).	The RoyCap Convertible Debenture is redeemable at the Company’s option to prepay the principal amount subject to payment of a redemption premium of 30% during the first year, 20% during the second year, and 10% during the third year prior to maturity (the “Redemption Option”), is retractable at RoyCap’s option at a cumulative $0.3 million CAD per month starting in the second month from inception where the Company may settle the retraction amount through either cash or issuance of the Company’s common shares determined by dividing 95% of the 20 day volume weighted average price of the Company’s common shares (the “Retraction Option”), and convertible at RoyCap’s option into the Company’s common shares at a conversion price of $3.35 CAD (the “Conversion Option”).
Net derivative liability (in Dollars)	$ 2.1		$ 1.3			$ 1.4
Principal balance		$ 6,300		$ 7,000
Outstanding principal amount		18,800		25,800
Option retractable cumulative amount		300		450
Cumulative amount		$ 450		$ 500
Addition interest rate			9.50%	9.50%
Cumulated retraction balance amount				$ 1,500
Convertible debenture amount							$ 7,200
Issuance shares (in Shares) | shares						11,240,839	11,240,839	798,579	798,579
Common shares amount									$ 900
Recognized gain (in Dollars)						$ 0.2		$ 0.2
RoyCap Convertible Debenture [Member]
RoyCap convertible debenture (Details) [Line Items]
Convertible debenture					$ 12,500
Interest rate					8.00%
Top of Range [Member]
RoyCap convertible debenture (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares		$ 3.35		$ 1.48
Bottom of Range [Member]
RoyCap convertible debenture (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares		$ 1.48		$ 1